MFB-Q1

Quarterly Report
July 31, 2026
MFS®  Corporate Bond Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.6%
Aerospace & Defense – 2.3%
Boeing Co., 5.15%, 5/01/2030	$15,298,000	$15,374,198
Boeing Co., 6.388%, 5/01/2031	6,580,000	6,922,165
Boeing Co., 5.805%, 5/01/2050	34,963,000	33,025,975
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	11,076,000	10,708,244
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	11,076,000	10,677,112
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,482,440
TransDigm, Inc., 6.875%, 12/15/2030 (n)	18,212,000	18,668,648
		$99,858,782
Asset-Backed & Securitized – 3.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)	$109,596,538	$3,329,762
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	9,300,600	9,278,073
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	16,374,000	16,389,333
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	105,885	283,351
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	190,088,455	7,875,289
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	6,576,183	6,556,783
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	11,593,604	11,591,438
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,842,877
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	6,619,716	6,538,584
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	5,420,415	5,300,904
Jersey Mikes Funding LLC, 2026-1A, “A2II”, 5.481%, 2/15/2056 (n)	6,459,810	6,315,630
KREF 2018-FT1 Ltd., “AS”, FLR, 5.093% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	5,437,827	5,436,810
MF1 2022-FL8 Ltd., “A”, FLR, 5.018% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	4,306,531	4,306,514
MF1 2024-FL5 LLC, “A”, FLR, 5.357% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,363,853
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	3,009,340	2,998,859
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	3,387,148	3,377,314
New Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.564%, 8/25/2066 (n)	5,945,278	5,952,478
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,316,134	2,321,811
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,696,829	1,694,886
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	2,908,936	2,914,369
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	10,642,089	10,600,960
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,594,752	1,597,254
		$133,867,132
Auto & Auto Components – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$8,394,000	$8,436,772
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	8,944,000	8,947,582
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	8,901,000	8,810,006
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	8,622,000	8,472,178
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	7,490,000	7,437,338
Stellantis Financial Services US Corp., 5.8%, 6/15/2031 (n)	13,984,000	13,718,454
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	9,816,000	10,066,831
		$65,889,161
Brokerage & Asset Managers – 3.9%
Carlyle Group, Inc., 5.05%, 9/19/2035	$15,942,000	$15,162,360
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	26,195,000	25,026,667
Charles Schwab Corp., 5.493% to 5/21/2036, FLR (SOFR - 1 day + 1.28%) to 5/21/2037	15,301,000	15,202,618
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	17,888,000	17,419,055
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	19,354,000	19,257,219
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	8,773,000	8,587,416
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	14,826,000	14,029,732
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,890,943
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,037,670
LPL Holdings, Inc., 5.65%, 3/15/2035	16,252,000	15,856,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	$10,316,000	$10,352,884
		$169,823,023
Building – 1.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$16,803,000	$16,313,561
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	9,912,000	9,890,549
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	8,128,000	8,134,345
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	6,996,000	7,024,366
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	7,843,000	7,854,717
Vulcan Materials Co., 4.5%, 6/15/2047	12,014,000	9,804,367
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,438,347
		$66,460,252
Business Services – 1.9%
Automatic Data Processing, Inc., 5%, 5/07/2036	$15,064,000	$14,677,766
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	12,897,000	12,375,061
Experian Co., 5.35%, 8/24/2036 (n)	14,086,000	13,673,764
Paychex, Inc., 5.35%, 4/15/2032	19,325,000	19,367,101
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	14,097,000	13,274,004
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	9,014,000	8,242,563
		$81,610,259
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$6,930,000	$6,706,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	16,572,000	12,609,207
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	4,303,000	3,795,322
Comcast Corp., 2.887%, 11/01/2051	17,096,000	9,053,515
Videotron Ltd., 3.625%, 6/15/2029 (n)	8,998,000	8,653,571
Videotron Ltd., 5.7%, 1/15/2035 (n)	15,385,000	15,122,019
		$55,939,850
Chemicals – 1.2%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$18,665,000	$19,155,292
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	18,888,000	18,887,056
SCIH Salt Holdings, Inc., 6.625%, 7/31/2031 (n)(w)	13,178,000	13,175,636
		$51,217,984
Conglomerates – 1.7%
Eaton Corp. PLC, 4.5%, 3/06/2033	$6,805,000	$6,571,413
Eaton Corp. PLC, 4.8%, 3/06/2036	4,464,000	4,278,525
GE Vernova, Inc., 4.875%, 2/04/2036	11,082,000	10,648,283
nVent Finance S.à r.l., 5.65%, 5/15/2033	5,067,000	5,131,805
Regal Rexnord Corp., 6.05%, 4/15/2028	8,477,000	8,635,598
Regal Rexnord Corp., 6.3%, 2/15/2030	10,296,000	10,644,552
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,614,348
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,369,000	6,360,082
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,417,367
		$72,301,973
Consumer Products – 0.3%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$10,975,399
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034	$15,472,000	$15,830,421
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	5,223,000	5,077,398
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	6,759,000	6,735,058
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,037,211
		$33,680,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 3.6%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$8,004,000	$7,948,067
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,980,353
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	10,375,000	10,012,521
Blackstone Secured Lending Fund, 5.35%, 4/13/2028	8,864,000	8,817,587
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	6,319,000	6,145,211
Blue Owl Credit Income Corp., 6.55%, 10/15/2031 (n)	17,122,000	16,903,811
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,606,772
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	8,863,000	8,748,229
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,243,287
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	9,109,000	9,455,323
Muthoot Finance Ltd., 6.375%, 4/23/2029	13,114,000	13,091,817
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	5,461,000	5,505,272
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	9,450,000	9,506,155
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	6,283,000	5,820,677
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	14,976,000	15,084,775
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	7,617,000	7,329,945
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)	14,216,000	14,063,713
		$158,263,515
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$15,431,000	$15,597,436
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$14,289,000	$13,782,598
Emerging Market Sovereign – 1.3%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$8,830,000	$8,814,548
Republic of Poland, 6.125%, 4/14/2056	12,427,000	11,946,040
United Mexican States, 5.85%, 7/02/2032	7,808,000	7,804,486
United Mexican States, 5.625%, 2/09/2034	10,397,000	10,032,377
United Mexican States, 6.625%, 1/29/2038	11,920,000	11,842,520
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,310,658
		$54,750,629
Energy - Independent – 1.2%
APA Corp., 6.1%, 2/15/2035	$3,503,000	$3,556,296
APA Corp., 6.75%, 2/15/2055	6,386,000	6,384,386
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,603,000	14,832,032
Pioneer Natural Resources Co., 2.15%, 1/15/2031	16,101,000	14,346,144
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	7,556,000	8,072,128
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	5,056,000	4,994,682
		$52,185,668
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$10,654,000	$6,475,276
Eni S.p.A., 6%, 5/18/2056 (n)	14,457,000	13,650,654
		$20,125,930
Entertainment & Leisure – 1.0%
Carnival Corp., 5.875%, 6/15/2031 (n)	$2,195,000	$2,196,749
Carnival Corp., 5.75%, 8/01/2032 (n)	15,087,000	14,947,956
Carnival Corp., 6.125%, 2/15/2033 (n)	2,165,000	2,165,106
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	7,700,000	7,726,986
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	9,140,000	9,214,121
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	9,364,000	9,427,619
		$45,678,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,227,194
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	18,635,000	15,077,140
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,190,000	20,829,866
Flowers Foods, Inc., 5.75%, 3/15/2035	9,433,000	8,887,451
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	12,802,000	11,870,398
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	7,345,000	6,738,540
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	7,203,000	6,963,599
Kraft Heinz Foods Co., 4.875%, 10/01/2049	7,869,000	6,364,308
Kraft Heinz Foods Co., 5.5%, 6/01/2050	9,757,000	8,557,747
Mars, Inc., 5%, 3/01/2032 (n)	19,255,000	19,194,194
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,390,643
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	7,820,733
Mars, Inc., 5.7%, 5/01/2055 (n)	15,475,000	14,603,483
SYSCO Corp., 4.45%, 3/15/2048	10,038,000	7,783,190
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	11,032,000	10,915,274
		$153,223,760
Global Systemically Important Banks – 12.3%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$13,536,000	$13,514,482
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	6,620,000	6,753,456
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	12,703,000	11,394,128
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	10,701,000	11,006,245
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	11,962,000	11,848,217
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,318,817
Goldman Sachs Group, Inc., 4.972% to 6/03/2031, FLR (SOFR - 1 day + 1.03%) to 6/03/2032	9,612,000	9,481,746
Goldman Sachs Group, Inc., 5.24% to 7/21/2031, FLR (SOFR - 1 day + 1.17%) to 7/21/2032	11,290,000	11,267,797
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	10,399,000	10,006,364
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	15,209,000	14,485,857
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	4,418,000	4,411,522
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	9,001,000	8,081,111
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,341,992
HSBC Holdings PLC, 5.208% to 5/12/2033, FLR (SOFR - 1 day + 1.32%) to 5/12/2034	15,776,000	15,498,093
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	11,370,000	11,002,132
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	6,790,000	6,739,696
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	13,272,000	13,318,453
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,353,988
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,780,913
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,687,847
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	32,745,595
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	21,473,000	20,794,273
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	6,265,000	5,977,382
JPMorgan Chase & Co., 5.803% to 7/23/2036, FLR (CMT - 5yr. + 1.25%) to 7/23/2041	17,317,000	17,142,073
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	14,106,990
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	6,954,000	6,962,237
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	7,255,000	7,148,469
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	17,847,000	17,364,810
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,831,202
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	11,370,000	10,823,648
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	10,761,000	10,740,348
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	25,841,000	24,792,794
Royal Bank of Canada, 4.95%, 8/05/2032	22,645,000	22,462,448
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	24,917,067
Toronto-Dominion Bank, 4.693%, 9/15/2027	13,991,000	14,017,630
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	34,161,000	32,332,806
UBS Group AG, 5.58%, 5/09/2036 (n)	21,675,000	21,584,207
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	12,670,000	11,519,707
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	9,269,000	9,218,686
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	8,414,000	8,541,020
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,086,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	$4,281,000	$4,282,221
		$537,684,993
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$5,729,000	$3,308,859
Industrial – 1.3%
Booz Allen Hamilton, Inc., 5.9%, 1/30/2034 (w)	$8,386,000	$8,293,524
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	11,452,000	11,251,422
Jacobs Solutions, Inc., 5.375%, 3/03/2036	14,759,000	14,216,513
WSP Global, Inc., 5.039%, 9/18/2031 (n)	7,788,000	7,671,123
WSP Global, Inc., 5.714%, 9/18/2036 (n)	16,273,000	15,690,130
		$57,122,712
Insurance – 2.0%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$8,970,000	$9,073,065
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	8,634,000	8,427,573
Equitable America Global Funding, 5.125%, 6/15/2031 (n)	19,093,000	18,964,379
Lincoln National Corp., 5.852%, 3/15/2034	8,460,000	8,502,246
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	14,444,000	14,212,623
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	14,081,000	13,431,173
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	12,457,000	13,176,825
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)	2,999,000	2,943,519
		$88,731,403
Insurance - Health – 1.7%
Elevance Health, Inc., 5.65%, 6/15/2054	$15,203,000	$13,894,901
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)	10,967,000	10,937,875
Humana, Inc., 5.375%, 4/15/2031	8,486,000	8,522,142
Humana, Inc., 5.55%, 5/01/2035	9,053,000	8,900,038
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,473,799
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,737,000	11,075,000
UnitedHealth Group, Inc., 5.875%, 2/15/2053	14,372,000	13,833,758
		$73,637,513
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$14,078,000	$14,141,492
American International Group, Inc., 5.125%, 3/27/2033	12,370,000	12,278,569
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	8,147,000	8,629,654
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,356,242
Asurion LLC, 8%, 12/31/2032 (n)	6,948,000	7,028,778
Brown & Brown, Inc., 5.25%, 6/23/2032	2,879,000	2,844,081
Brown & Brown, Inc., 6.25%, 6/23/2055	2,513,000	2,430,132
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)	4,401,000	4,392,712
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	9,453,000	8,759,027
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	10,422,000	10,097,159
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	7,484,000	7,391,645
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	7,483,000	7,422,755
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	7,151,000	6,426,682
Progressive Corp., 5.15%, 3/26/2036	10,921,000	10,691,679
		$114,890,607
International Market Quasi-Sovereign – 0.3%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$16,065,000	$14,025,560
International Market Sovereign – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$15,761,000	$15,524,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.0%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$3,228,000	$3,216,882
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,844,691
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	4,502,000	4,583,037
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,654,000	10,792,112
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,265,629
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/2036 (n)	8,418,000	8,281,869
		$41,984,220
Media – 0.9%
Walt Disney Co., 3.5%, 5/13/2040	$14,545,000	$11,573,729
Walt Disney Co., 3.6%, 1/13/2051	8,855,000	6,115,893
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	13,350,000	12,712,532
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	10,240,722
		$40,642,876
Medical & Health Technology & Services – 2.2%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$9,483,000	$8,721,588
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	9,904,000	7,041,900
Baxter International, Inc., 4.9%, 12/15/2030	4,043,000	3,967,141
Baxter International, Inc., 5.65%, 12/15/2035	5,698,000	5,568,916
CommonSpirit Health, 5.548%, 12/01/2054	5,210,000	4,714,451
CommonSpirit Health, 5.662%, 9/01/2055	7,411,000	6,832,437
HCA, Inc., 4.9%, 11/15/2035	5,166,000	4,888,503
HCA, Inc., 5.7%, 11/15/2055	9,467,000	8,510,193
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,068,750
ICON Investments Six DAC, 5.849%, 5/08/2029	2,916,000	2,975,126
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	8,985,498
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	15,081,000	14,644,516
		$94,919,019
Medical Equipment – 1.2%
Abbott Laboratories, 4.65%, 3/15/2036	$15,026,000	$14,273,964
Augusta SpinCo Corp., 4.945%, 3/23/2033	7,382,000	7,245,094
Augusta SpinCo Corp., 5.245%, 3/23/2036	8,119,000	7,970,726
Danaher Corp., 2.6%, 10/01/2050	14,530,000	8,245,653
Stryker Corp., 4.625%, 9/11/2034	15,607,000	14,956,011
		$52,691,448
Metals & Mining – 1.0%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$11,171,000	$10,528,251
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	13,761,000	13,728,131
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,231,000	17,576,832
		$41,833,214
Midstream – 4.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$12,721,000	$12,637,419
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (n)	7,376,000	7,175,787
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	9,716,000	10,003,610
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	8,793,099
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	16,641,642
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	3,930,000	3,930,436
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	6,504,000	6,675,402
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	5,632,128	5,505,370
Plains All American Pipeline LP, 5.95%, 6/15/2035	7,372,000	7,460,413
Plains All American Pipeline LP, 5.6%, 1/15/2036	7,525,000	7,412,025
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,476,666
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	10,418,000	10,276,012
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	4,082,000	4,291,174
Sunoco LP, 6.625%, 8/15/2032 (n)	17,578,000	17,745,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.2%, 2/01/2033	$4,540,000	$4,235,991
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	16,884,807
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,793,306
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	2,672,000	2,719,743
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	9,312,000	8,625,980
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	7,342,000	7,312,485
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	3,165,000	3,312,793
Western Midstream Operating LP, 5.7%, 7/01/2036	14,149,000	13,967,020
		$190,876,312
Municipals – 0.4%
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	$5,635,000	$5,666,916
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,195,000	9,586,462
		$15,253,378
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$17,644,000	$17,879,154
Natural Gas - Pipeline – 1.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$8,572,164
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,413,234
Spire, Inc., 4.6%, 9/01/2031	21,871,000	21,294,733
Spire, Inc., 6.25%, 6/01/2056	12,668,000	12,534,204
		$55,814,335
Network & Telecom – 0.4%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$15,965,000	$15,801,803
Non-Global Systemically Important Banks – 7.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$21,135,000	$21,869,492
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,242,000	6,364,630
Banco Mercantil del Norte S.A., 8.45%, 9/24/2174 (n)	7,301,000	7,293,699
Banco Mercantil del Norte S.A., 8%, 10/24/2174 (n)	4,521,000	4,516,479
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	20,030,000	19,674,329
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	11,738,888
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,044,391
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,967,921
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,753,279
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	5,011,000	5,097,864
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	11,891,228
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	14,820,530
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	8,329,000	8,226,206
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	9,995,000	10,633,541
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)	8,676,000	8,514,144
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,416,060
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,287,438
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,754,654
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,207,304
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	19,457,172
Nationwide Building Society, 4.351%, 9/30/2030 (n)	15,908,000	15,450,969
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,723,065
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	27,356,000	27,121,157
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,754,804
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	8,775,995
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	8,005,000	8,040,382
		$310,395,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals & Biotechnology – 2.0%
AbbVie, Inc., 4.75%, 3/15/2036	$7,388,000	$7,069,424
AbbVie, Inc., 5.35%, 3/15/2044	14,936,000	14,023,194
AbbVie, Inc., 5.4%, 3/15/2054	10,259,000	9,389,661
Bayer U.S. Finance LLC, 5.375%, 7/20/2033 (n)	11,149,000	11,014,351
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	5,704,911
Merck & Co., Inc., 4.75%, 12/04/2035	14,965,000	14,370,147
Mylan, Inc., 5.2%, 4/15/2048	4,634,000	3,712,943
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	7,982,755
Pfizer, Inc., 2.55%, 5/28/2040	7,342,000	5,153,583
Viatris, Inc., 4%, 6/22/2050	13,240,000	8,785,986
		$87,206,955
Railroads – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$13,956,325
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	9,623,000	8,902,739
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	13,443,645
		$36,302,709
Real Estate - Apartment – 0.8%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$6,707,000	$6,665,524
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	22,341,000	21,843,588
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	6,036,000	4,544,204
		$33,053,316
Real Estate - Other – 0.2%
Prologis LP, REIT, 5.125%, 1/15/2034	$10,977,000	$10,868,505
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$10,547,000	$10,656,067
STORE Capital Corp., REIT, 4.625%, 3/15/2029	6,457,000	6,373,399
STORE Capital Corp., REIT, 2.75%, 11/18/2030	2,497,000	2,237,695
STORE Capital Corp., REIT, 2.7%, 12/01/2031	19,607,000	17,092,962
		$36,360,123
Real Estate - Storage & Office – 1.4%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$9,750,000	$9,724,432
COPT Defense Properties, REIT, 2%, 1/15/2029	9,985,000	9,321,925
COPT Defense Properties, REIT, 2.75%, 4/15/2031	4,771,000	4,281,808
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	8,148,000	8,208,690
Highwoods Realty LP, 5.35%, 1/15/2033	20,086,000	19,689,614
Vornado Realty LP, 5.75%, 2/01/2033	11,742,000	11,642,540
		$62,869,009
Refining – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$10,135,829	$9,969,399
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	12,152,000	6,438,737
		$16,408,136
Retail & E-commerce – 1.1%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$12,247,000	$8,592,301
Amazon.com, Inc., 5.65%, 3/13/2046	18,459,000	17,265,233
DICK'S Sporting Goods, 4.1%, 1/15/2052	14,744,000	10,185,464
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,161,258
		$48,204,256
Semiconductor & Electronic Components – 1.2%
Broadcom, Inc., 5.2%, 7/15/2035	$10,103,000	$9,699,151
Broadcom, Inc., 4.8%, 2/15/2036	7,343,000	6,786,388
Broadcom, Inc., 5.7%, 1/15/2056	8,523,000	7,614,494

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – continued
Intel Corp., 5.7%, 2/10/2053	$9,743,000	$8,647,398
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	12,797,000	12,443,696
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,722,000	8,852,959
		$54,044,086
Software – 1.9%
Microsoft Corp., 2.525%, 6/01/2050	$6,950,000	$3,902,142
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,096,837
Oracle Corp., 4.95%, 2/04/2031	10,934,000	10,443,797
Oracle Corp., 4.8%, 9/26/2032	4,489,000	4,131,671
Oracle Corp., 5.35%, 5/04/2033	15,233,000	14,314,860
Oracle Corp., 5.2%, 9/26/2035	4,796,000	4,303,063
Oracle Corp., 5.7%, 2/04/2036	10,973,000	10,158,451
Oracle Corp., 4%, 7/15/2046	10,308,000	6,548,253
Oracle Corp., 5.55%, 2/06/2053	10,375,000	7,793,529
Salesforce, Inc., 5.55%, 3/15/2036	15,384,000	15,001,405
		$84,694,008
Supermarkets – 0.3%
Kroger Co., 5.5%, 9/15/2054	$12,325,000	$11,091,178
Telecommunications - Wireless – 1.7%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,823,557
American Tower Corp., 5.45%, 2/15/2034	5,812,000	5,801,198
American Tower Corp., 3.7%, 10/15/2049	1,553,000	1,075,441
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	20,384,000	15,713,226
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,003,751
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,320,889
T-Mobile USA, Inc., 5.05%, 7/15/2033	3,885,000	3,799,190
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	12,647,817
Vodafone Group PLC, 5.625%, 2/10/2053	16,182,000	14,277,084
		$74,462,153
Tobacco – 0.6%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,608,163
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,547,557
		$28,155,720
Transportation & Logistics – 1.5%
Carrix, Inc., 6.125%, 7/31/2033 (n)	$13,244,000	$13,182,830
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	19,675,852
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	10,961,870
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	11,060,000	10,918,895
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	9,194,000	8,994,612
		$63,734,059
Travel, Gaming, & Lodging – 2.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,088,169
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	18,564,000	18,287,886
Hilton Domestic Operating Co., Inc., 5.5%, 9/15/2031 (n)	18,633,000	18,461,535
Las Vegas Sands Corp., 5.9%, 6/01/2027	6,679,000	6,734,110
Las Vegas Sands Corp., 5.3%, 5/15/2031	6,460,000	6,374,694
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,932,000	9,019,480
Sands China Ltd., 2.85%, 3/08/2029	11,415,000	10,775,435
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	7,034,761
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,555,004
		$100,331,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.9%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$6,764,000	$6,552,889
U.S. Treasury Bonds, 4.625%, 11/15/2045	6,770,000	6,241,094
U.S. Treasury Bonds, 5%, 5/15/2046	15,555,000	15,047,032
U.S. Treasury Bonds, 4.75%, 2/15/2056	13,404,000	12,386,134
		$40,227,149
Utilities – 7.4%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$5,000,000	$4,686,512
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	4,802,000	4,375,498
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	4,357,370	3,894,916
AEP Texas, Inc., 5.2%, 4/15/2036	8,841,000	8,541,564
AEP Transmission Co. LLC, 5.375%, 6/15/2035	8,395,000	8,343,513
AEP Transmission Co. LLC, 5.4%, 3/15/2053	7,352,000	6,679,982
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,150,480
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,439,092
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	4,659,000	3,694,530
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)	6,455,000	6,422,625
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)	6,920,000	6,930,380
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	9,739,000	8,997,364
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,718,694
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,517,037
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	7,809,000	7,803,811
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	7,000,000	6,154,719
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	10,801,417
Eversource Energy, 4.45%, 12/15/2030	6,435,000	6,274,402
Eversource Energy, 5.5%, 1/01/2034	8,957,000	8,964,766
FirstEnergy Corp., 3.4%, 3/01/2050	18,280,000	11,866,794
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,201,217
Georgia Power Co., 4.95%, 5/17/2033	3,562,000	3,522,149
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	11,481,458
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	18,451,000	16,249,017
MidAmerican Energy Co., 5.85%, 9/15/2054	14,274,000	13,749,042
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	11,104,784	10,934,426
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056	8,295,000	8,154,872
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056	5,528,000	5,401,949
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	11,687,000	11,465,986
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,875,000	4,903,584
Pacific Gas & Electric Co., 2.5%, 2/01/2031	4,565,000	4,072,608
Pacific Gas & Electric Co., 4%, 12/01/2046	8,364,000	5,996,975
PSEG Power LLC, 5.2%, 5/15/2030 (n)	12,874,000	12,908,751
PSEG Power LLC, 5.75%, 5/15/2035 (n)	10,101,000	10,092,679
Public Service Electric & Gas Co., 5.5%, 3/01/2055	9,251,000	8,542,903
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	13,848,000	13,479,992
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	13,848,000	13,254,356
Xcel Energy, Inc., 5.5%, 3/15/2034	12,787,000	12,764,167
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,000,000	5,156,438
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	8,777,000	9,328,433
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,147,454
		$324,066,552
Total Bonds		$4,250,328,576
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.73% (v)	82,909,057	$82,925,640

Other Assets, Less Liabilities – 0.5%		21,959,323
Net Assets – 100.0%		$4,355,213,539

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,925,640 and
$4,250,328,576, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,744,137,933, representing 40.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	646	$68,460,860	September – 2026	$470,336
U.S. Treasury Ultra Note 10 yr	Short	USD	1,115	122,318,984	September – 2026	1,499,985
						$1,970,321
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,072	$116,111,000	September – 2026	$(2,572,221)
U.S. Treasury Note 2 yr	Long	USD	750	154,207,032	September – 2026	(505,435)
U.S. Treasury Ultra Bond 30 yr	Long	USD	673	73,819,687	September – 2026	(2,088,077)
						$(5,165,733)
At July 31, 2026, the fund had liquid securities collateral with an aggregate value of $6,506,394 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$40,227,149	$—	$40,227,149
Non - U.S. Sovereign Debt	—	98,083,372	—	98,083,372
Municipal Bonds	—	15,253,378	—	15,253,378
U.S. Corporate Bonds	—	2,829,325,106	—	2,829,325,106
Residential Mortgage-Backed Securities	—	52,517,468	—	52,517,468
Commercial Mortgage-Backed Securities	—	44,028,699	—	44,028,699
Asset-Backed Securities (including CDOs)	—	37,320,965	—	37,320,965
Foreign Bonds	—	1,133,572,439	—	1,133,572,439
Investment Companies	82,925,640	—	—	82,925,640
Total	$82,925,640	$4,250,328,576	$—	$4,333,254,216
Other Financial Instruments
Futures Contracts – Assets	$1,970,321	$—	$—	$1,970,321
Futures Contracts – Liabilities	(5,165,733)	—	—	(5,165,733)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$77,560,764	$313,512,271	$308,153,711	$(5,417)	$11,733	$82,925,640

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$720,937	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2026, are as follows:
United States	71.4%
Canada	4.3%
United Kingdom	4.0%
Australia	2.6%
Japan	2.4%
Mexico	2.2%
Ireland	2.0%
Switzerland	1.7%
Germany	1.5%
Other Countries	7.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.